UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22949

 NAME OF REGISTRANT:                     Calamos Dynamic Convertible
                                         and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P Calamos, Sr., Founder,
                                         Chairman and Global Chief
                                         Investment Officer
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Calamos Dynamic Convertible & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALTICE USA, INC.                                                                            Agenda Number:  935638885
--------------------------------------------------------------------------------------------------------------------------
        Security:  02156K103
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2022
          Ticker:  ATUS
            ISIN:  US02156K1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Patrick Drahi                       Mgmt          For                            For

1b.    Election of Director: Gerrit Jan Bakker                   Mgmt          For                            For

1c.    Election of Director: David Drahi                         Mgmt          For                            For

1d.    Election of Director: Dexter Goei                         Mgmt          For                            For

1e.    Election of Director: Mark Mullen                         Mgmt          For                            For

1f.    Election of Director: Dennis Okhuijsen                    Mgmt          For                            For

1g.    Election of Director: Susan Schnabel                      Mgmt          For                            For

1h.    Election of Director: Charles Stewart                     Mgmt          For                            For

1i.    Election of Director: Raymond Svider                      Mgmt          For                            For

2.     To approve, in an advisory vote, the                      Mgmt          For                            For
       compensation of Altice USA's named
       executive officers.

3.     To approve Amendment No. 1 to the Amended &               Mgmt          For                            For
       Restated Altice USA 2017 Long Term
       Incentive Plan.

4.     To ratify the appointment of the Company's                Mgmt          For                            For
       Independent Registered Public Accounting
       Firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 CALFRAC WELL SERVICES LTD.                                                                  Agenda Number:  935604822
--------------------------------------------------------------------------------------------------------------------------
        Security:  129584405
    Meeting Type:  Annual and Special
    Meeting Date:  03-May-2022
          Ticker:  CFWFF
            ISIN:  CA1295844056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Ronald P. Mathison                                        Mgmt          For                            For
       Douglas R. Ramsay                                         Mgmt          For                            For
       Lindsay R. Link                                           Mgmt          For                            For
       George S. Armoyan                                         Mgmt          For                            For
       Anuroop Duggal                                            Mgmt          For                            For
       Pat Powell                                                Mgmt          For                            For
       Chetan Mehta                                              Mgmt          For                            For
       Charles Pellerin                                          Mgmt          For                            For

2      To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       auditors of the Company.

3      To approve a special resolution terminating               Mgmt          For                            For
       the Shareholder Rights Plan dated as of
       December 18, 2020, between the Company and
       Computershare Trust Company of Canada (the
       "Rights Plan"), as set forth in the Notice
       of Meeting and Management Information
       Circular.




--------------------------------------------------------------------------------------------------------------------------
 CHESAPEAKE ENERGY CORPORATION                                                               Agenda Number:  935626171
--------------------------------------------------------------------------------------------------------------------------
        Security:  165167735
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2022
          Ticker:  CHK
            ISIN:  US1651677353
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Domenic J. Dell'Osso,               Mgmt          For                            For
       Jr.

1b.    Election of Director: Timothy S. Duncan                   Mgmt          For                            For

1c.    Election of Director: Benjamin C. Duster,                 Mgmt          For                            For
       IV

1d.    Election of Director: Sarah A. Emerson                    Mgmt          For                            For

1e.    Election of Director: Matthew Gallagher                   Mgmt          For                            For

1f.    Election of Director: Brian Steck                         Mgmt          For                            For

1g.    Election of Director: Michael Wichterich                  Mgmt          For                            For

2.     To approve on an advisory basis our named                 Mgmt          For                            For
       executive officer compensation.

3.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935585844
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  03-May-2022
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 DENBURY INC.                                                                                Agenda Number:  935598702
--------------------------------------------------------------------------------------------------------------------------
        Security:  24790A101
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2022
          Ticker:  DEN
            ISIN:  US24790A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Kevin O. Meyers                     Mgmt          For                            For

1B.    Election of Director: Anthony M. Abate                    Mgmt          For                            For

1C.    Election of Director: Caroline G. Angoorly                Mgmt          For                            For

1D.    Election of Director: James N. Chapman                    Mgmt          For                            For

1E.    Election of Director: Christian S. Kendall                Mgmt          For                            For

1F.    Election of Director: Lynn A. Peterson                    Mgmt          For                            For

1G.    Election of Director: Brett R. Wiggs                      Mgmt          For                            For

1H.    Election of Director: Cindy A. Yeilding                   Mgmt          For                            For

2.     An advisory vote to approve named executive               Mgmt          For                            For
       officer compensation.

3.     To approve the Denbury Inc. Employee Stock                Mgmt          For                            For
       Purchase Plan.

4.     To ratify the Audit Committee's selection                 Mgmt          For                            For
       of PricewaterhouseCoopers LLP as the
       Company's independent registered public
       accounting firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 DIAMOND OFFSHORE DRILLING, INC.                                                             Agenda Number:  935539897
--------------------------------------------------------------------------------------------------------------------------
        Security:  25271C201
    Meeting Type:  Annual
    Meeting Date:  21-Jan-2022
          Ticker:
            ISIN:  US25271C2017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: John H.                     Mgmt          For                            For
       Hollowell

1.2    Election of Class I Director: Patrick Carey               Mgmt          For                            For
       Lowe

1.3    Election of Class I Director: Adam C.                     Mgmt          For                            For
       Peakes

2.     To approve, on an advisory basis, executive               Mgmt          For                            For
       compensation.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the independent auditor for
       our company and its subsidiaries for fiscal
       year 2021.




--------------------------------------------------------------------------------------------------------------------------
 GULFPORT ENERGY CORPORATION                                                                 Agenda Number:  935637237
--------------------------------------------------------------------------------------------------------------------------
        Security:  402635601
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:
            ISIN:  US4026356018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Timothy J. Cutt                     Mgmt          For                            For

1.2    Election of Director: David Wolf                          Mgmt          For                            For

1.3    Election of Director: Guillermo (Bill)                    Mgmt          For                            For
       Martinez

1.4    Election of Director: Jason Martinez                      Mgmt          For                            For

1.5    Election of Director: David Reganato                      Mgmt          For                            For

2.     Proposal to approve, on an advisory,                      Mgmt          For                            For
       non-binding basis, the compensation paid to
       the Company's named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       Company's independent auditors, Grant
       Thornton LLP, for the fiscal year ending
       December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 LONESTAR RESOURCES US INC.                                                                  Agenda Number:  935495677
--------------------------------------------------------------------------------------------------------------------------
        Security:  54240F202
    Meeting Type:  Consent
    Meeting Date:  05-Oct-2021
          Ticker:  LONE
            ISIN:  US54240F2020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The adoption and approval of the Agreement                Mgmt          For                            For
       and Plan of Merger, by and between Penn
       Virginia and Lonestar, pursuant to which
       Upsilon Merger Sub Inc., ("Merger Sub
       Inc."), will merge with and into Lonestar
       ("First Merger"), with Lonestar surviving
       the First Merger as a wholly owned
       subsidiary of Penn Virginia, and
       immediately following the First Merger,
       Lonestar will merge with and into Pi Merger
       Sub LLC ("Merger Sub LLC"), with Merger Sub
       LLC surviving the Second Merger as a wholly
       owned subsidiary of Penn Virginia.

2.     The adoption of the following resolution,                 Mgmt          Against                        Against
       on a non-binding, advisory basis:
       "RESOLVED, that the compensation that will
       or may be made to Lonestar's named
       executive officers in connection with the
       Integrated Mergers, and the agreements or
       understandings pursuant to which such
       compensation will or may be made, in each
       case, as disclosed pursuant to Item 402(t)
       of Regulation S-K in the proxy
       statement/consent solicitation
       statement/prospectus.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS, L.P.                                                           Agenda Number:  935554748
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2022
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Walter R. Arnheim                   Mgmt          For                            For

1.2    Election of Director: Lori A. Gobillot                    Mgmt          For                            For

1.3    Election of Director: Edward J. Guay                      Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Registered Public Accounting Firm for 2022




--------------------------------------------------------------------------------------------------------------------------
 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  935551502
--------------------------------------------------------------------------------------------------------------------------
        Security:  806857108
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2022
          Ticker:  SLB
            ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Peter Coleman                       Mgmt          For                            For

1B.    Election of Director: Patrick de La                       Mgmt          For                            For
       Chevardiere

1C.    Election of Director: Miguel Galuccio                     Mgmt          For                            For

1D.    Election of Director: Olivier Le Peuch                    Mgmt          For                            For

1E.    Election of Director: Samuel Leupold                      Mgmt          For                            For

1F.    Election of Director: Tatiana Mitrova                     Mgmt          For                            For

1G.    Election of Director: Maria Moraeus Hanssen               Mgmt          For                            For

1H.    Election of Director: Vanitha Narayanan                   Mgmt          For                            For

1I.    Election of Director: Mark Papa                           Mgmt          For                            For

1J.    Election of Director: Jeff Sheets                         Mgmt          For                            For

1K.    Election of Director: Ulrich Spiesshofer                  Mgmt          For                            For

2.     Advisory approval of our executive                        Mgmt          For                            For
       compensation.

3.     Approval of our consolidated balance sheet                Mgmt          For                            For
       at December 31, 2021; our consolidated
       statement of income for the year ended
       December 31, 2021; and the declarations of
       dividends by our Board of Directors in
       2021, as reflected in our 2021 Annual
       Report to Stockholders.

4.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent auditors for 2022.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  935556538
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2022
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director for a one-year term:                 Mgmt          For                            For
       Alan S.Armstrong

1B.    Election of director for a one-year term:                 Mgmt          For                            For
       Stephen W. Bergstrom

1C.    Election of director for a one-year term:                 Mgmt          For                            For
       Nancy K. Buese

1D.    Election of director for a one-year term:                 Mgmt          For                            For
       Michael A. Creel

1E.    Election of director for a one-year term:                 Mgmt          For                            For
       Stacey H. Dore

1F.    Election of director for a one-year term:                 Mgmt          For                            For
       Richard E. Muncrief

1G.    Election of director for a one-year term:                 Mgmt          For                            For
       Peter A. Ragauss

1H.    Election of director for a one-year term:                 Mgmt          For                            For
       Rose M. Robeson

1I.    Election of director for a one-year term:                 Mgmt          For                            For
       Scott D. Sheffield

1J.    Election of director for a one-year term:                 Mgmt          For                            For
       Murray D. Smith

1K.    Election of director for a one-year term:                 Mgmt          For                            For
       William H. Spence

1L.    Election of director for a one-year term:                 Mgmt          For                            For
       Jesse J. Tyson

2.     Ratify the selection of Ernst & Young LLP                 Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2022.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers.




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL PLC                                                               Agenda Number:  935619506
--------------------------------------------------------------------------------------------------------------------------
        Security:  G48833118
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2022
          Ticker:  WFRD
            ISIN:  IE00BLNN3691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Benjamin C. Duster,                 Mgmt          For                            For
       IV

1b.    Election of Director: Neal P. Goldman                     Mgmt          For                            For

1c.    Election of Director: Jacqueline C.                       Mgmt          For                            For
       Mutschler

1d.    Election of Director: Girishchandra K.                    Mgmt          For                            For
       Saligram

1e.    Election of Director: Charles M. Sledge                   Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm and auditor for the
       financial year ending December 31, 2022 and
       KPMG Chartered Accountants, Dublin, as the
       Company's statutory auditor under Irish law
       to hold office until the close of the 2023
       AGM, and to authorize the Board of
       Directors of the Company, acting through
       the Audit Committee, to determine the
       auditors' remuneration.

3.     To approve, in an advisory vote, the                      Mgmt          For                            For
       compensation of our named executive
       officers.

4.     To recommend, in an advisory vote, whether                Mgmt          1 Year                         For
       a shareholder vote to approve the
       compensation of our named executive
       officers should occur every 1, 2 or 3
       years.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Dynamic Convertible and Income Fund
By (Signature)       /s/ John P. Calamos Sr.
Name                 John P. Calamos Sr.
Title                President
Date                 08/22/2022